Nature of Organization and Operations	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Organization and Operations
1.	Nature of Organization and Operations

Aerpio Therapeutics, Inc. (Aerpio or the Company) is a biopharmaceutical company focused on advanced treatment for ocular disease. The Company’s lead product, AKB-9778, a small molecule activator of the Tie-2 pathway, is being developed for diabetic retinopathy. In addition to AKB-9778, the Company is advancing a humanized monoclonal antibody directed at the same target as AKB-9778, ARP-1536 in vascular disorders of the eye. ARP-1536, currently at the preclinical development stage, is designed to address the same pathway as AKB-9778. Aerpio is also completing clinical studies with AKB-4924, a selective stabilizer of hypoxia-inducible factor-1 alpha, or HIF-1 alpha, that is being developed for the treatment of inflammatory bowel disease. The Company was incorporated on November 17, 2011, under the laws of the State of Delaware and was capitalized in December 2011 in a spinout transaction from Akebia Therapeutics, Inc. (Akebia) to enable more rapid development of its compounds.

On March 7, 2017, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement, with Zeta Acquisition Corp. II and Aerpio Acquisition Corp., a wholly owned subsidiary of Zeta Acquisition Corp. II. Pursuant to the Merger Agreement, the Company became a wholly-owned subsidiary of Zeta Acquisition Corp. II. All of the outstanding stock of the Company was converted into shares of Zeta Acquisition Corp. II. On March 15, 2017, Zeta Acquisition Corp. II closed a private placement offering, or the Offering, of 8,049,555 shares of its common stock, at a purchase price of $5.00 per share. Aerpio is considered the accounting acquirer in the Merger and will account for the transaction as a recapitalization because Aerpio’s former stockholders received substantially all of the voting rights in the combined entity and Aerpio’s senior management represents all of the senior management of the combined entity. See Note 15 for additional information.

The Company’s operations to date have been limited to organizing and staffing the Company, business planning, raising capital, acquiring and developing its technology, identifying potential product candidates, and undertaking preclinical and clinical studies. The Company has not generated any revenues to date, nor is there any assurance of any future revenues. The Company’s product candidates are subject to long development cycles, and there is no assurance the Company will be able to successfully develop, obtain regulatory approval for, or market its product candidates.

The Company is subject to a number of risks similar to other life science companies in the current stage of its life cycle, including, but not limited to, the need to obtain adequate additional funding, possible failure of preclinical testing or clinical trials, the need to obtain marketing approval for its product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of any of the Company’s products that are approved, and protection of proprietary technology. If the Company does not successfully commercialize any of its products or mitigate any of these other risks, it will be unable to generate revenue or achieve profitability.